Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Biotechnology Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Biotechnology Fund - Class A
Expense Example, No Redemption:
1 Year	$ 667
3 Years	863
5 Years	1,075
10 Years	1,685
Fidelity Advisor Biotechnology Fund - Class C
Expense Example, No Redemption:
1 Year	174
3 Years	539
5 Years	928
10 Years	1,821
Fidelity Advisor Biotechnology Fund - Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Advisor Biotechnology Fund - Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Biotechnology Fund - Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726